Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 462	$ 3,224	$ (3,816)	$ 3,912	$ (7,158)	$ (2,512)	$ (13,692)
Other comprehensive income (loss):
Foreign currency translation adjustments	5,407	8,959	(13,912)	(3,035)	42,414	(7,890)	(23,754)
Other comprehensive income (loss)	5,407	8,959	(13,912)	(3,035)	42,414	(7,890)	(23,754)
Total comprehensive income (loss)	$ 5,869	$ 12,183	$ (17,728)	$ 877	$ 35,256	$ (10,402)	$ (37,446)